Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Summary of Movement in Goodwill Balance

The movement in goodwill balance is given below:

	Year ended March 31,
	2025		2026
Balance at the beginning of the year	₹	316,002	₹	325,014
Acquisition through Business combinations (Refer to Note 7) (1)		1,324		24,772
Translation adjustment		7,688		37,613
Balance at the end of the year	₹	325,014	₹	387,399

(1)
Acquisition through business combinations for the year ended March 31, 2026 is after considering the impact of ₹ 7 towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2025.

Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach

Goodwill recognized on business combinations is allocated to Cash Generating Units (“CGUs”), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.

	Year ended March 31,
CGUs	2025		2026
Americas 1	₹	108,111	₹	132,869
Americas 2		106,529		122,472
Europe		81,955		96,381
Asia Pacific, Middle East and Africa		28,419		35,677
	₹	325,014	₹	387,399

Summary of Movement in Intangible Assets

The movement in intangible assets is given below:

	Intangible assets
	Customer-related		Marketing-related		Total
Gross carrying value:
As at April 1, 2024	₹	43,672	₹	11,972	₹	55,644
Acquisition through Business combinations (Refer to Note 7)		1,896		-		1,896
Deductions/adjustments		(4,101)		(2,518)		(6,619)
Translation adjustment		994		268		1,262
As at March 31, 2025	₹	42,461	₹	9,722	₹	52,183
Accumulated amortization/ impairment:
As at April 1, 2024	₹	18,281	₹	4,615	₹	22,896
Amortization and impairment (1)		6,327		1,582		7,909
Deductions/adjustments		(4,101)		(2,518)		(6,619)
Translation adjustment		443		104		547
As at March 31, 2025	₹	20,950	₹	3,783	₹	24,733

Net carrying value as at March 31, 2025	₹	21,511	₹	5,939	₹	27,450

Gross carrying value:
As at April 1, 2025	₹	42,461	₹	9,722	₹	52,183
Acquisition through business combinations (Refer to Note 7)		5,644		1,109		6,753
Deductions/adjustments		(4,420)		-		(4,420)
Translation adjustment		4,387		1,122		5,509
As at March 31, 2026	₹	48,072	₹	11,953	₹	60,025
Accumulated amortization/ impairment:
As at April 1, 2025	₹	20,950	₹	3,783	₹	24,733
Amortization and impairment (1)		6,599		1,188		7,787
Deductions/adjustments		(4,420)		-		(4,420)
Translation adjustment		2,252		497		2,749
As at March 31, 2026	₹	25,381	₹	5,468	₹	30,849

Net carrying value as at March 31, 2026	₹	22,691	₹	6,485	₹	29,176

(1)
During the years ended March 31, 2025 and 2026, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,155 and ₹ 851 for the years ended March 31, 2025 and 2026, respectively, as part of amortization and impairment.

Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition

As at March 31, 2026, the net carrying value and the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Net carrying value		Estimated remaining amortization period
Capco - customer-related intangible	₹	14,013	4.08 years
Capco - marketing-related intangible		5,230	5.08 years
DTS - customer-related intangible		5,650	5.67 years
DTS - marketing-related intangible		1,045	2.67 years
AVT		1,602	0.21 - 4.72 years
Vara Infotech Private Limited		430	0.50 - 3.50 years
Aggne		392	0.87 - 1.87 years
Rational Interaction, Inc.		318	0.89 years
Eximius Design, LLC		371	1.40 years
Convergence Acceleration Solutions, LLC		125	2.03 years
Total	₹	29,176